Oil and Gas Properties (Tables)	12 Months Ended
Mar. 31, 2020
Oil And Gas Properties [Abstract]
Schedule of oil and gas mineral lease
	2020	2019
Property acquired from Shamrock	$1,970	$-
Properties acquired from White River	4,165	-
Total OGML Properties	$6,135	$-

Schedule of oil and gas activities by classification

Activity Category	March 31, 2019	Adjustments (1)	March 31, 2020
Proved Developed Producing Oil and Gas Properties
Cost	$-	$167	$167
Accumulated depreciation, depletion and amortization	-	-	-

Total	$-	$167	$167

Undeveloped and Non-Producing Oil and Gas Properties
Cost	$-	$5,968	$5,968
Accumulated depreciation, depletion and amortization	-	-	-

Total	$-	$5,968	$5,968

Grand Total	$-	$6,135	$6,135

(1)	Pursuant to the preliminary asset allocation in Banner Midstream acquisition (See Note 15)